Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses
Prepaid expenses consists of the following:

	December 31,
(Amounts in thousands)	2021	2020
Prepaid member referral fees and deferred sales incentive compensation (Note 16)	$51,629	$31,617
Prepaid lease cost	39,911	61,232
Prepaid software	21,137	19,981
Other prepaid expenses	66,989	50,013
Total prepaid expenses	$179,666	$162,843

Other current assets
Other current assets consists of the following:

	December 31,
(Amounts in thousands)	2021	2020
Net receivable for value added tax (“VAT”)	$124,306	$107,104
Deposits held by landlords	41,004	25,574
Straight-line revenue receivable	30,784	35,418
Disposition proceeds holdback amounts receivable (Note 4 and 7)	5,323	17,500
Deposits on property and equipment	3,828	3,161
Other current assets	32,864	572
Total other current assets	$238,109	$189,329